Warrant Liabilities - Schedule of Warrant Liabilities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
The Company’s Public Warrants [Member]
Warrant Liabilities - Schedule of Warrant Liabilities (Details) [Line Items]
Balance at beginning	$ 1,051,151	$ 1,388,313	$ 1,388,313
Changes in fair value	(118,999)	178,497	(337,162)	(2,379,964)
Balance at ending	932,152	1,566,810	1,051,151	1,388,313
The Company’s Sponsor Warrants [Member]
Warrant Liabilities - Schedule of Warrant Liabilities (Details) [Line Items]
Balance at beginning	341,846	451,495	451,495
Changes in fair value	(38,699)	58,050	(109,649)	(773,993)
Balance at ending	303,147	509,545	341,846	451,495
Total [Member]
Warrant Liabilities - Schedule of Warrant Liabilities (Details) [Line Items]
Balance at beginning	1,392,997	1,839,808	1,839,808	12,449,145
Changes in fair value	(157,698)	236,547	(446,811)	47,796,528
Balance at ending	$ 1,235,299	$ 2,076,355	$ 1,392,997	$ 1,839,808